BRUNDAGE, STORY AND ROSE
                                 INVESTMENT TRUST
                                    --------




April 2, 1997


Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Brundage, Story and Rose Investment Trust
     File Nos. 33-37123 and 811-6185

Ladies and Gentlemen:

Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  the  undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Brundage, Story and Rose Investments Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 8) has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary
















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